Retained Earnings - Details of Retained Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Legal reserve	$ 258,416	$ 110,308	$ 302,653
Special reserve	19,802
Cash dividend	$ 1,309,032	$ 872,718	$ 256,806
Cash dividend, cash distribution per share	$ 1.80	$ 1.20	$ 0.30